Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS — 10.1%
$621,000	1232743 BC Ltd. 3.000% (1-Month USD Libor+300 basis points), 2/7/2027[1,2,3,4,5]	$422,280
488,462	Abe Investment Holdings, Inc. 5.500% (3-Month USD Libor+450 basis points), 2/19/2026[2,4,6]	396,875
88,500	Allegiant Travel Co. 4.707% (1-Month USD Libor+300 basis points), 2/5/2024[2,4,6]	71,906
1,421,025	Alliant Holdings Intermediate LLC 3.989% (3-Month USD Libor+300 basis points), 5/10/2025[2,4,6]	1,303,080
963,375	American Airlines, Inc. 2.709% (3-Month USD Libor+175 basis points), 6/27/2025[2,4,6]	782,140
1,492,500	American Builders & Contractors Supply Co., Inc. 2.989% (1-Month USD Libor+200 basis points), 1/15/2027[2,4,6]	1,425,338
793,835	AmWINS Group, Inc. 3.750% (3-Month USD Libor+275 basis points), 1/25/2024[2,4,6]	749,182
493,720	Amynta Agency Borrower, Inc. 5.489% (3-Month USD Libor+450 basis points), 2/28/2025[2,4,6]	402,382
893,250	Ancestry.com Operations, Inc. 5.240% (3-Month USD Libor+425 basis points), 8/27/2026[2,4,6]	719,066
247,494	AppLovin Corp. 4.489% (3-Month USD Libor+350 basis points), 8/15/2025[2,4]	226,457
763,258	Ascend Learning LLC 4.603% (3-Month USD Libor+300 basis points), 7/12/2024[2,4,6]	692,656
913,008	Avaya, Inc. 4.955% (3-Month USD Libor+425 basis points), 12/15/2024[2,4,6]	787,469
430,696	Axalta Coating Systems U.S. Holdings, Inc. 3.200% (3-Month USD Libor+175 basis points), 6/1/2024[2,4,6]	411,315
1,083,916	BCP Raptor LLC 5.239% (3-Month USD Libor+425 basis points), 6/30/2024[2,4,6]	490,472
	Belron Finance U.S. LLC
977,500	3.992% (3-Month USD Libor+250 basis points), 11/7/2024[2,4,6]	928,625
1,000,000	2.500% (1-Month USD Libor+250 basis points), 11/7/2026[1,2,3,4,6]	950,000
430,000	Buckeye Partners LP 4.265% (1-Month USD Libor+275 basis points), 11/1/2026[2,4,6]	397,965
740,530	Caesars Resort Collection LLC 3.739% (3-Month USD Libor+275 basis points), 12/22/2024[2,4,6]	607,235
1,238,396	CenturyLink, Inc. 3.239% (1-Month USD Libor+225 basis points), 3/15/2027[2,4,6]	1,163,325
1,442,289	CEOC LLC 2.989% (3-Month USD Libor+200 basis points), 10/6/2024[2,4,6]	1,189,888
481,475	Charter Communications Operating LLC 1.500% (3-Month USD Libor+150 basis points), 3/31/2023[2,4,7]	470,642
1,563,188	Citadel Securities LP 4.353% (1-Month USD Libor+275 basis points), 2/27/2026[2,4,6]	1,422,501

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$247,500	ConvergeOne Holdings, Inc. 5.989% (3-Month USD Libor+500 basis points), 1/4/2026[2,4,6]	$194,906
714,411	Covia Holdings Corp. 5.874% (3-Month USD Libor+375 basis points), 6/1/2025[2,4,6]	338,141
525,000	Dcert Buyer, Inc. 4.989% (3-Month USD Libor+400 basis points), 10/16/2026[2,4,6]	472,064
897,710	Deerfield Dakota Holding LLC 4.250% (3-Month USD Libor+325 basis points), 2/13/2025[2,4,6]	886,489
1,496,200	Delek U.S. Holdings, Inc. 3.239% (3-Month USD Libor+225 basis points), 3/30/2025[2,4,6]	1,171,712
741,500	Elanco Animal Health, Inc. 3.000% (1-Month USD Libor+175 basis points), 2/4/2027[1,2,3,4,6]	709,986
497,500	Ellie Mae, Inc. 5.200% (3-Month USD Libor+400 basis points), 4/17/2026[2,4,6]	437,178
373,125	Emerald TopCo, Inc. 4.489% (1-Month USD Libor+350 basis points), 7/26/2026[2,4,6]	346,074
273,625	Ensemble RCM LLC 5.513% (3-Month USD Libor+375 basis points), 8/1/2026[2,4]	253,445
1,422,000	Envision Healthcare Corp. 4.739% (3-Month USD Libor+375 basis points), 10/10/2025[2,4,6]	761,957
1,420,000	First Eagle Holdings, Inc. 2.500% (1-Month USD Libor+250 basis points), 2/2/2027[1,2,3,4,6]	1,210,550
1,391,718	Flex Acquisition Co., Inc. 5.159% (3-Month USD Libor+325 basis points), 6/29/2025[2,4,6]	1,280,380
750,000	Froneri US, Inc. 3.239% (1-Month USD Libor+225 basis points), 1/31/2027[2,4,6]	720,000
1,272,460	GFL Environmental, Inc. 4.645% (3-Month USD Libor+300 basis points), 5/31/2025[2,4,5,6]	1,240,120
96,562	GGP Nimbus LP 3.489% (3-Month USD Libor+250 basis points), 8/24/2025[2,4,6]	69,042
1,240,024	Grosvenor Capital Management Holdings LLLP 3.750% (3-Month USD Libor+275 basis points), 3/29/2025[2,4,6]	1,106,721
742,405	Hyperion Insurance Group Ltd. 4.500% (3-Month USD Libor+350 basis points), 12/20/2024[2,4,5,6]	699,717
1,332,868	Inmar, Inc. 5.072% (3-Month USD Libor+400 basis points), 5/1/2024[2,4,6]	1,032,973
989,981	Jane Street Group LLC 4.633% (1-Month USD Libor+300 basis points), 1/7/2025[2,4,6]	898,408
596,962	Janus International Group LLC 5.395% (1-Month USD Libor+375 basis points), 2/15/2025[2,4,6]	593,604
1,234,257	KFC Holding Co. 2.362% (3-Month USD Libor+175 basis points), 4/3/2025[2,4,6]	1,178,715
1,500,000	Match Group, Inc. 3.457% (1-Month USD Libor+175 basis points), 2/13/2027[2,4,6]	1,375,005

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$1,432,792	McAfee LLC 5.555% (3-Month USD Libor+375 basis points), 9/29/2024[2,4,6]	$1,353,988
941,246	Minotaur Acquisition, Inc. 5.989% (3-Month USD Libor+500 basis points), 3/29/2026[2,4,6]	798,488
	National Mentor Holdings, Inc.
618,092	5.610% (3-Month USD Libor+425 basis points), 3/8/2026[2,4,6]	561,948
28,001	5.610% (3-Month USD Libor+425 basis points), 3/8/2026[2,4,6]	25,457
1,361,250	NeuStar, Inc. 6.145% (3-Month USD Libor+450 basis points), 8/8/2024[2,4,6]	1,100,060
835,744	Nexstar Broadcasting, Inc. 4.331% (1-Month USD Libor+275 basis points), 9/19/2026[2,4]	788,106
839,186	NFP Corp. 4.239% (1-Month USD Libor+325 basis points), 2/13/2027[2,4]	730,092
497,500	ON Semiconductor Corp. 2.989% (1-Month USD Libor+200 basis points), 9/19/2026[2,4,6]	470,759
867,825	Option Care Health, Inc. 5.489% (1-Month USD Libor+450 basis points), 8/6/2026[2,4,6]	733,312
814,610	Peabody Energy Corp. 3.739% (3-Month USD Libor+275 basis points), 3/31/2025[2,4,6]	430,725
287,353	Pike Corp. 4.240% (1-Month USD Libor+325 basis points), 7/24/2026[2,4,6]	269,633
1,496,165	PODS LLC 3.750% (3-Month USD Libor+275 basis points), 11/21/2024[2,4,6]	1,339,068
694,750	Project Alpha Intermediate Holding, Inc. 6.130% (3-Month USD Libor+425 basis points), 4/26/2024[2,4,6]	630,486
843,577	Red Ventures LLC 3.489% (1-Month USD Libor+250 basis points), 11/8/2024[2,4,6]	711,418
1,488,693	Refinitiv U.S. Holdings, Inc. 4.239% (3-Month USD Libor+375 basis points), 10/1/2025[2,4,6]	1,437,207
750,000	Reynolds Consumer Products LLC 3.501% (1-Month USD Libor+175 basis points), 2/4/2027[2,4,6]	712,125
1,215,128	Select Medical Corp. 4.580% (3-Month USD Libor+250 basis points), 3/6/2025[2,4,6]	1,160,447
717,658	Shift4 Payments LLC 6.427% (3-Month USD Libor+450 basis points), 11/30/2024[2,4,6]	620,774
497,500	Travelport Finance Luxembourg Sarl 6.072% (3-Month USD Libor+500 basis points), 5/30/2026[2,4,5,6]	326,360
712,061	U.S. Silica Co. 5.000% (3-Month USD Libor+400 basis points), 5/1/2025[2,4]	366,712
897,750	WaterBridge Midstream Operating LLC 6.750% (3-Month USD Libor+575 basis points), 6/21/2026[2,4,6]	520,695
1,485,000	WEX, Inc. 3.239% (3-Month USD Libor+225 basis points), 5/17/2026[2,4,6]	1,305,315

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$233,826	Whatabrands LLC 3.766% (1-Month USD Libor+275 basis points), 8/3/2026[2,4,6]	$196,000
1,500,000	Zayo Group Holdings, Inc. 4.005% (1-Month USD Libor+300 basis points), 3/9/2027[2,4,6]	1,425,000
1,500,000	Ziggo Financing Partnership 2.500% (1-Month USD Libor+250 basis points), 4/30/2028[1,2,3,4,6]	1,432,500
	Total Bank Loans
	(Cost $60,129,465)	52,434,661
	BONDS — 85.9%
	ASSET-BACKED SECURITIES — 40.8%
	Ally Auto Receivables Trust
829,277	Series 2017-3, Class A3, 1.740%, 9/15/20216	828,760
460,272	Series 2017-4, Class A3, 1.750%, 12/15/20216	460,610
6,800,000	Series 2019-4, Class A2, 1.930%, 10/17/20226	6,807,616
703,940	Series 2019-3, Class A2, 2.060%, 10/17/20226	704,981
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class ER, 7.819% (3-Month USD Libor+600 basis points), 7/20/2031[4,6,8]	643,294
	Apidos CLO
1,000,000	Series 2017-28A, Class D, 7.319% (3-Month USD Libor+550 basis points), 1/20/2031[4,6,8]	606,953
750,000	Series 2013-12A, Class ER, 7.231% (3-Month USD Libor+540 basis points), 4/15/2031[4,6,8]	449,468
1,750,000	Series 2015-22A, Class CR, 3.734% (3-Month USD Libor+295 basis points), 4/20/2031[4,6,8]	1,354,470
250,000	Series 2013-15A, Class ERR, 7.519% (3-Month USD Libor+570 basis points), 4/20/2031[4,6,8]	153,168
1,000,000	Series 2015-22A, Class ER, 9.434% (3-Month USD Libor+865 basis points), 4/20/2031[4,6,8]	645,382
1,000,000	Ares CLO Ltd. Series 2015-2A, Class ER, 7.966% (3-Month USD Libor+685 basis points), 4/17/2033[4,6,8]	682,611
	Bardot CLO Ltd.
1,500,000	Series 2019-2A, Class D, 5.666% (3-Month USD Libor+380 basis points), 10/22/2032[4,6,8]	1,115,319
1,250,000	Series 2019-2A, Class E, 8.816% (3-Month USD Libor+695 basis points), 10/22/2032[4,6,8]	795,947
	Barings CLO Ltd.
1,625,000	Series 2013-IA, Class AR, 2.619% (3-Month USD Libor+80 basis points), 1/20/2028[4,6,8]	1,583,078
625,000	Series 2017-1A, Class E, 7.819% (3-Month USD Libor+600 basis points), 7/18/2029[4,6,8]	392,723

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Series 2018-2A, Class C, 4.531% (3-Month USD Libor+270 basis points), 4/15/2030[4,6,8]	$754,345
1,000,000	Battalion CLO Ltd. Series 2020-15A, Class A1, 3.012% (3-Month USD Libor+135 basis points), 1/17/2033[4,6,8]	955,135
87,141	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 4.321%, 7/25/2034[6,9]	71,843
	Benefit Street Partners CLO Ltd.
2,175,000	Series 2014-IVA, Class A1RR, 3.069% (3-Month USD Libor+125 basis points), 1/20/2029[4,6,8]	2,115,102
1,610,000	Series 2014-IVA, Class CRR, 5.619% (3-Month USD Libor+380 basis points), 1/20/2029[4,6,8]	1,272,048
500,000	Series 2018-5BA, Class C, 4.749% (3-Month USD Libor+293 basis points), 4/20/2031[4,6,8]	349,319
500,000	Series 2018-5BA, Class D, 7.769% (3-Month USD Libor+595 basis points), 4/20/2031[4,6,8]	304,293
	BlueMountain CLO Ltd.
875,000	Series 2019-25A, Class E, 8.531% (3-Month USD Libor+670 basis points), 7/15/2032[4,6,8]	568,416
1,500,000	Series 2016-2A, Class C1R, 5.695% (3-Month USD Libor+400 basis points), 8/20/2032[4,6,8]	1,093,736
1,823,045	BMW Vehicle Lease Trust Series 2019-1, Class A2, 2.790%, 3/22/2021[6]	1,824,157
1,628,731	BMW Vehicle Owner Trust Series 2019-A, Class A2, 2.050%, 5/25/2022[6]	1,634,873
1,000,000	Burnham Park Clo Ltd. Series 2016-1A, Class AR, 2.969% (3-Month USD Libor+115 basis points), 10/20/2029[4,6,8]	969,261
2,280,000	California Street CLO LP Series 2012-9A, Class AR2, 3.163% (3-Month USD Libor+132 basis points), 7/16/2032[4,6,8]	2,179,735
	Capital One Prime Auto Receivables Trust
3,996,489	Series 2019-1, Class A2, 2.580%, 4/15/2022[6]	4,005,853
3,233,057	Series 2019-2, Class A2, 2.060%, 9/15/2022[6]	3,223,202
	Carlyle Global Market Strategies CLO Ltd.
1,100,000	Series 2015-2A, Class CR, 4.044% (3-Month USD Libor+225 basis points), 4/27/2027[4,6,8]	921,036
1,175,000	Series 2015-4A, Class DR, 8.519% (3-Month USD Libor+670 basis points), 7/20/2032[4,6,8]	628,019
	CarMax Auto Owner Trust
699,199	Series 2016-4, Class A3, 1.400%, 8/15/2021[6]	697,842
258,013	Series 2018-3, Class A2B, 0.905% (1-Month USD Libor+20 basis points), 10/15/2021[4,6]	258,000

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,552,141	Series 2018-4, Class A2A, 3.110%, 2/15/2022[6]	$1,555,233
866,743	Series 2017-3, Class A3, 1.970%, 4/15/2022[6]	867,794
5,575,000	Series 2020-1, Class A2, 1.870%, 4/17/2023[6]	5,586,836
	Carvana Auto Receivables Trust
514,092	Series 2019-4A, Class A1, 1.947%, 12/15/2020[6,8]	513,170
373,875	Series 2019-1A, Class A2, 3.010%, 10/15/2021[6,8]	373,435
1,382,123	Series 2019-2A, Class A2, 2.600%, 1/18/2022[6,8]	1,346,289
1,000,000	Series 2019-4A, Class A2, 2.200%, 7/15/2022[6,8]	992,480
	CIFC Funding Ltd.
3,350,000	Series 2012-2RA, Class A2, 3.069% (3-Month USD Libor+125 basis points), 1/20/2028[4,6,8]	3,041,060
2,000,000	Series 2013-2A, Class A1LR, 3.037% (3-Month USD Libor+121 basis points), 10/18/2030[4,6,8]	1,926,298
	Citigroup Mortgage Loan Trust
995,024	Series 2019-IMC1, Class A1, 2.720%, 7/25/2049[6,8,9]	967,363
593,187	Series 2019-IMC1, Class A3, 3.030%, 7/25/2049[6,8,9]	576,817
854,334	CNH Equipment Trust Series 2019-B, Class A2, 2.550%, 9/15/20226	855,948
1,000,000	Cumberland Park CLO Ltd. Series 2015-2A, Class ER, 7.469% (3-Month USD Libor+565 basis points), 7/20/2028[4,6,8]	701,118
48,044	Dell Equipment Finance Trust Series 2018-1, Class A2B, 1.224% (1-Month USD Libor+30 basis points), 10/22/2020[4,6,8]	48,008
	DLL LLC
1,992,999	Series 2019-MT3, Class A1, 2.062%, 10/20/2020[6,8]	1,986,831
1,218,724	Series 2019-DA1, Class A2, 2.790%, 11/22/2021[6,8]	1,216,123
	Dryden CLO Ltd.
375,000	Series 2018-64A, Class F, 8.969% (3-Month USD Libor+715 basis points), 4/18/2031[4,6,8]	179,119
1,000,000	Series 2018-57A, Class D, 4.242% (3-Month USD Libor+255 basis points), 5/15/2031[4,6,8]	730,979
2,500,000	Series 2019-72A, Class D, 5.392% (3-Month USD Libor+370 basis points), 5/15/2032[4,6,8]	1,931,285
2,000,000	Series 2020-78A, Class A, 2.447% (3-Month USD Libor+118 basis points), 4/17/2033[4,6,8]	1,903,721
	Dryden Senior Loan Fund
1,505,000	Series 2012-25A, Class DRR, 4.831% (3-Month USD Libor+300 basis points), 10/15/2027[4,6,8]	1,239,179
1,000,000	Series 2014-36A, Class DR2, 5.531% (3-Month USD Libor+370 basis points), 4/15/2029[4,6,8]	794,752

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Series 2016-43A, Class ERR, 8.519% (3-Month USD Libor+670 basis points), 7/20/2029[4,6,8]	$677,913
1,100,000	Series 2017-54A, Class E, 8.019% (3-Month USD Libor+620 basis points), 10/19/2029[4,6,8]	658,616
875,000	Series 2017-50A, Class E, 8.091% (3-Month USD Libor+626 basis points), 7/15/2030[4,6,8]	541,944
1,000,000	Series 2016-45A, Class DR, 4.981% (3-Month USD Libor+315 basis points), 10/15/2030[4,6,8]	730,676
500,000	Series 2016-45A, Class ER, 7.681% (3-Month USD Libor+585 basis points), 10/15/2030[4,6,8]	298,447
	Eaton Vance CLO Ltd.
1,500,000	Series 2015-1A, Class DR, 4.319% (3-Month USD Libor+250 basis points), 1/20/2030[4,6,8]	1,095,033
1,000,000	Series 2014-1RA, Class D, 4.881% (3-Month USD Libor+305 basis points), 7/15/2030[4,6,8]	762,460
250,000	Series 2014-1RA, Class E, 7.531% (3-Month USD Libor+570 basis points), 7/15/2030[4,6,8]	156,272
1,000,000	Series 2018-1A, Class D, 5.031% (3-Month USD Libor+320 basis points), 10/15/2030[4,6,8]	767,461
1,000,000	Series 2019-1A, Class E, 8.581% (3-Month USD Libor+675 basis points), 4/15/2031[4,6,8]	661,747
351,720	Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.630%, 2/22/2022[6,8]	351,232
425,167	FDIC Guaranteed Notes Trust Series 2010-S4, Class A, 2.097% (1-Month USD Libor+72 basis points), 12/4/2020[4,6,8]	424,559
513,795	Finance of America Structured Securities Trust Series 2019-HB1, Class A, 3.279%, 4/25/2029[6,8,9]	513,335
	Ford Credit Auto Lease Trust
65,408	Series 2018-B, Class A2B, 0.865% (1-Month USD Libor+16 basis points), 4/15/2021[4,6]	65,412
40,399	Series 2018-B, Class A2A, 2.930%, 4/15/2021[6]	40,402
	Ford Credit Auto Owner Trust
461,399	Series 2018-B, Class A2A, 2.960%, 9/15/2021[6]	460,622
498,631	Series 2017-C, Class A3, 2.010%, 3/15/2022[6]	499,068
	GM Financial Automobile Leasing Trust
1,359,272	Series 2019-1, Class A2A, 2.910%, 4/20/2021[6]	1,359,999
1,861,771	Series 2019-2, Class A2A, 2.670%, 6/21/2021[6]	1,862,840
	GM Financial Consumer Automobile Receivables Trust
2,027,143	Series 2017-3A, Class A3, 1.970%, 5/16/2022[6,8]	2,028,304
2,486,337	Series 2019-4, Class A2A, 1.840%, 11/16/2022[6]	2,490,196
3,000,000	Series 2020-1, Class A2, 1.830%, 1/17/2023[6]	3,012,378

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$750,000	Goldentree Loan Management U.S. Clo Ltd. Series 2019-4A, Class C, 4.501% (3-Month USD Libor+270 basis points), 4/24/2031[4,6,8]	$646,200
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 4.331% (3-Month USD Libor+250 basis points), 4/15/2031[4,6,8]	1,392,321
1,726,483	GS Mortgage-Backed Securities Trust Series 2019-SL1, Class A1, 2.625%, 1/25/2059[6,8,9]	1,705,121
1,250,000	Harriman Park CLO Ltd. Series 2020-1A, Class D, 0.000% (3-Month USD Libor+350 basis points), 4/20/2031[4,6,7,8]	1,005,875
455,000	Hertz Fleet Lease Funding LP Series 2017-1, Class B, 2.880%, 4/10/2031[6,8]	453,654
	Highbridge Loan Management Ltd.
1,375,000	Series 7A-2015, Class BR, 2.872% (3-Month USD Libor+118 basis points), 3/15/2027[4,6,8]	1,250,825
850,000	Series 7A-2015, Class CR, 3.392% (3-Month USD Libor+170 basis points), 3/15/2027[4,6,8]	709,128
1,500,000	Series 7A-2015, Class DR, 4.092% (3-Month USD Libor+240 basis points), 3/15/2027[4,6,8]	1,195,006
500,000	Series 2013-2A, Class DR, 8.419% (3-Month USD Libor+660 basis points), 10/20/2029[4,6,8]	325,073
1,500,000	Series 4A-2014, Class A2R, 3.295% (3-Month USD Libor+150 basis points), 1/28/2030[4,6,8]	1,328,209
1,000,000	Series 5A-2015, Class DRR, 4.981% (3-Month USD Libor+315 basis points), 10/15/2030[4,6,8]	723,932
1,375,000	Series 5A-2015, Class ERR, 7.831% (3-Month USD Libor+600 basis points), 10/15/2030[4,6,8]	809,943
1,000,000	Series 6A-2015, Class CR, 4.241% (3-Month USD Libor+250 basis points), 2/5/2031[4,6,8]	708,359
600,000	Home Partners of America Trust Series 2017-1, Class C, 2.350% (1-Month USD Libor+155 basis points), 7/17/2034[4,8]	561,464
	Honda Auto Receivables Owner Trust
1,740,893	Series 2019-1, Class A2, 2.750%, 9/20/2021[6]	1,737,756
7,200,000	Series 2020-1, Class A2, 1.630%, 10/21/2022[6]	7,222,565
500,000	HPS Loan Management Ltd. Series 15A-19, Class E, 8.402% (3-Month USD Libor+660 basis points), 7/22/2032[4,6,8]	312,310
3,250,000	Hyundai Auto Lease Securitization Trust Series 2020-A, Class A2, 1.900%, 5/16/2022[6,8]	3,256,224

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Jamestown CLO Ltd. Series 2016-9A, Class C1R, 5.919% (3-Month USD Libor+410 basis points), 10/20/2028[4,6,8]	$1,583,639
1,000,000	LCM LP Series 21A, Class DR, 4.619% (3-Month USD Libor+280 basis points), 4/20/2028[4,6,8]	828,750
	Madison Park Funding Ltd.
500,000	Series 2015-16A, Class C, 5.519% (3-Month USD Libor+370 basis points), 4/20/2026[4,6,8]	459,472
825,000	Series 2015-19A, Class CR, 3.952% (3-Month USD Libor+215 basis points), 1/22/2028[4,6,8]	654,696
2,000,000	Series 2015-19A, Class DR, 6.152% (3-Month USD Libor+435 basis points), 1/22/2028[4,6,8]	1,205,244
1,000,000	Series 2018-27A, Class C, 4.419% (3-Month USD Libor+260 basis points), 4/20/2030[4,6,8]	739,892
2,000,000	Series 2016-21A, Class C2R, 7.551% (3-Month USD Libor+572 basis points), 10/15/2032[4,6,8]	1,637,876
	Magnetite Ltd.
579,000	Series 2015-16A, Class C1R, 3.419% (3-Month USD Libor+160 basis points), 1/18/2028[4,6,8]	483,465
2,500,000	Series 2019-21A, Class A, 3.099% (3-Month USD Libor+128 basis points), 4/20/2030[4,6,8]	2,416,105
1,250,000	Series 2019-22A, Class D, 5.481% (3-Month USD Libor+365 basis points), 4/15/2031[4,6,8]	964,095
500,000	Series 2019-22A, Class E, 8.581% (3-Month USD Libor+675 basis points), 4/15/2031[4,6,8]	332,819
250,000	Series 2015-12A, Class DR, 4.831% (3-Month USD Libor+300 basis points), 10/15/2031[4,6,8]	178,927
1,000,000	Series 2019-24A, Class E, 8.857% (3-Month USD Libor+695 basis points), 1/15/2033[4,6,8]	664,114
	MMAF Equipment Finance LLC
1,371,550	Series 2019-B, Class A1, 2.125%, 10/9/2020[6,8]	1,371,098
212,900	Series 2014-AA, Class A4, 1.590%, 2/8/2022[6,8]	212,706
	Mountain View CLO LLC
2,800,000	Series 2016-1A, Class AR, 2.079% (3-Month USD Libor+136 basis points), 4/14/2033[4,6,8]	2,646,000
2,500,000	Series 2016-1A, Class DR, 4.419% (3-Month USD Libor+370 basis points), 4/14/2033[4,6,8]	1,627,495
	Mountain View CLO Ltd.
500,000	Series 2015-10A, Class CR, 3.698% (3-Month USD Libor+185 basis points), 10/13/2027[4,6,8]	446,029
2,000,000	Series 2019-2A, Class C, 4.901% (3-Month USD Libor+310 basis points), 1/15/2033[4,6,8]	1,816,087

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Series 2019-2A, Class D, 6.171% (3-Month USD Libor+437 basis points), 1/15/2033[4,6,8]	$1,518,418
	Nationstar HECM Loan Trust
741,423	Series 2018-3A, Class A, 3.555%, 11/25/2028[6,8,9]	739,065
728,832	Series 2019-1A, Class A, 2.651%, 6/25/2029[6,8,9]	723,200
1,500,000	Series 2019-1A, Class M1, 2.664%, 6/25/2029[6,7,8,9]	1,485,000
1,593,891	Series 2019-2A, Class A, 2.272%, 11/25/2029[6,8,9]	1,584,734
	Neuberger Berman CLO Ltd.
2,150,000	Series 2017-16SA, Class D, 4.331% (3-Month USD Libor+250 basis points), 1/15/2028[4,6,8]	1,813,621
750,000	Series 2014-18A, Class CR2, 4.819% (3-Month USD Libor+300 basis points), 10/21/2030[4,6,8]	556,919
	Neuberger Berman Loan Advisers CLO Ltd.
1,500,000	Series 2018-27A, Class D, 4.431% (3-Month USD Libor+260 basis points), 1/15/2030[4,6,8]	1,120,483
500,000	Series 2018-27A, Class E, 7.031% (3-Month USD Libor+520 basis points), 1/15/2030[4,6,8]	281,524
500,000	Series 2017-26A, Class A, 2.989% (3-Month USD Libor+117 basis points), 10/18/2030[4,6,8]	482,331
1,000,000	Series 2018-29A, Class E, 7.419% (3-Month USD Libor+560 basis points), 10/19/2031[4,6,8]	583,779
	New Residential Mortgage Loan Trust
1,989,298	Series 2019-2A, Class A1, 4.250%, 12/25/2057[6,8,9]	2,026,381
1,702,687	Series 2019-NQM4, Class A1, 2.492%, 9/25/2059[6,8,9]	1,688,153
	Newark BSL CLO Ltd.
2,625,000	Series 2016-1A, Class A1R, 2.804% (3-Month USD Libor+110 basis points), 12/21/2029[4,6,8]	2,424,394
1,000,000	Series 2016-1A, Class BR, 3.704% (3-Month USD Libor+200 basis points), 12/21/2029[4,6,8]	845,825
500,000	Series 2017-1A, Class A1, 3.064% (3-Month USD Libor+127 basis points), 7/25/2030[4,6,8]	484,763
	Nissan Auto Receivables Owner Trust
588,114	Series 2017-A, Class A3, 1.740%, 8/16/2021[6]	588,038
654,119	Series 2017-C, Class A3, 2.120%, 4/18/2022[6]	655,010
	OBX Trust
4,313,365	Series 2018-EXP1, Class 2A1, 1.797% (1-Month USD Libor+85 basis points), 4/25/2048[4,6,8]	4,178,008
3,194,624	Series 2020-INV1, Class A11, 1.847% (1-Month USD Libor+90 basis points), 12/25/2049[4,6,8]	3,074,452
630,738	Series 2019-EXP1, Class 2A1A, 1.897% (1-Month USD Libor+95 basis points), 1/25/2059[4,6,8]	611,392

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$632,819	Series 2019-EXP2, Class 2A1A, 1.847% (1-Month USD Libor+90 basis points), 6/25/2059[4,6,8]	$618,105
740,943	Oscar U.S. Funding LLC Series 2019-2A, Class A2, 2.490%, 8/10/2022[6,8]	733,071
	OZLM Ltd.
2,125,000	Series 2015-14A, Class CR, 4.831% (3-Month USD Libor+300 basis points), 1/15/2029[4,6,8]	1,613,288
2,000,000	Series 2016-15A, Class A1AR, 2.308% (3-Month USD Libor+129 basis points), 4/20/2033[4,6,8]	1,892,227
	RMF Buyout Issuance Trust
1,094,344	Series 2019-1, Class A, 2.475%, 7/25/2029[6,8,9]	1,094,399
2,600,000	Series 2019-1, Class M1, 2.521%, 7/25/2029[6,7,8,9]	2,603,640
	Rockford Tower CLO Ltd.
750,000	Series 2017-1A, Class E, 7.231% (3-Month USD Libor+540 basis points), 4/15/2029[4,6,8]	451,407
1,000,000	Series 2018-1A, Class A, 2.795% (3-Month USD Libor+110 basis points), 5/20/2031[4,6,8]	943,257
2,000,000	Series 2019-1A, Class E, 8.179% (3-Month USD Libor+636 basis points), 4/20/2032[4,6,8]	1,216,396
1,000,000	TCI-Flatiron CLO Ltd. Series 2018-1A, Class E, 8.375% (3-Month USD Libor+660 basis points), 1/29/2032[4,6,8]	635,895
	Tesla Auto Lease Trust
2,158,469	Series 2019-A, Class A1, 2.005%, 12/18/2020[6,8]	2,157,828
2,435,000	Series 2019-A, Class A2, 2.130%, 4/20/2022[6,8]	2,444,828
	TICP CLO Ltd.
750,000	Series 2020-15A, Class A, 2.915% (3-Month USD Libor+128 basis points), 4/20/20334,6,8	716,321
1,000,000	Series 2020-15A, Class C, 3.785% (3-Month USD Libor+215 basis points), 4/20/20334,6,8	801,808
1,588,150	Towd Point HE Trust Series 2019-HE1, Class A1, 1.847% (1-Month USD Libor+90 basis points), 4/25/2048[4,6,8]	1,557,378
1,100,000	Treman Park CLO Ltd. Series 2015-1A, Class DRR, 4.469% (3-Month USD Libor+265 basis points), 10/20/2028[4,6,8]	878,657
1,000,000	Upland CLO Ltd. Series 2016-1A, Class CR, 4.719% (3-Month USD Libor+290 basis points), 4/20/2031[4,6,8]	699,436
2,054,389	Verizon Owner Trust Series 2017-2A, Class A, 1.920%, 12/20/2021[6,8]	2,048,122
1,422,491	Verus Securitization Trust Series 2019-INV1, Class A1, 3.402%, 12/25/2059[6,8,9]	1,375,748

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Voya CLO Ltd.
$2,000,000	Series 2015-2A, Class DR, 4.756% (3-Month USD Libor+295 basis points), 7/23/2027[4,6,8]	$1,536,202
2,000,000	Series 2015-1A, Class CR, 4.169% (3-Month USD Libor+235 basis points), 1/18/2029[4,6,8]	1,532,149
1,600,000	Series 2017-2A, Class D, 7.851% (3-Month USD Libor+602 basis points), 6/7/2030[4,6,8]	1,035,346
750,000	Series 2013-1A, Class CR, 4.781% (3-Month USD Libor+295 basis points), 10/15/2030[4,6,8]	549,719
750,000	Series 2018-1A, Class C, 4.419% (3-Month USD Libor+260 basis points), 4/19/2031[4,6,8]	551,798
1,000,000	Series 2013-2A, Class CR, 4.544% (3-Month USD Libor+275 basis points), 4/25/2031[4,6,8]	706,787
675,000	Series 2018-2A, Class E, 7.081% (3-Month USD Libor+525 basis points), 7/15/2031[4,6,8]	410,118
500,000	Series 2018-3A, Class D, 4.831% (3-Month USD Libor+300 basis points), 10/15/2031[4,6,8]	372,511
1,000,000	Series 2018-4A, Class D, 5.431% (3-Month USD Libor+360 basis points), 1/15/2032[4,6,8]	788,755
1,750,000	Series 2018-4A, Class E, 8.131% (3-Month USD Libor+630 basis points), 1/15/2032[4,6,8]	1,120,647
737,516	West CLO Ltd. Series 2014-2A, Class A1BR, 2.724%, 1/16/2027[6,8]	737,423
2,000,000	Westcott Park CLO Ltd. Series 2016-1A, Class DR, 5.069% (3-Month USD Libor+325 basis points), 7/20/2028[4,6,8]	1,703,221
	World Omni Auto Receivables Trust
46,794	Series 2016-A, Class A3, 1.770%, 9/15/2021[6]	46,670
179,915	Series 2018-D, Class A2A, 3.010%, 4/15/2022[6]	180,311
1,264,917	Series 2019-B, Class A2, 2.630%, 6/15/2022[6]	1,268,520
2,768,082	Series 2017-A, Class A3, 1.930%, 9/15/2022[6]	2,770,352
	World Omni Automobile Lease Securitization Trust
577,091	Series 2018-B, Class A2B, 0.885% (1-Month USD Libor+18 basis points), 6/15/2021[4,6]	575,915
789,869	Series 2018-B, Class A2A, 2.960%, 6/15/2021[6]	790,203
1,521,054	Series 2019-B, Class A2A, 2.050%, 7/15/2022[6]	1,519,126
	York CLO Ltd.
2,000,000	Series 2016-1A, Class AR, 3.069% (3-Month USD Libor+125 basis points), 10/20/2029[4,6,8]	1,849,043
1,250,000	Series 2016-1A, Class DR, 5.419% (3-Month USD Libor+360 basis points), 10/20/2029[4,6,8]	942,039
1,000,000	Series 2016-1A, Class ER, 8.219% (3-Month USD Libor+640 basis points), 10/20/2029[4,6,8]	599,868

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,375,000	Series 2018-1A, Class D, 5.152% (3-Month USD Libor+335 basis points), 10/22/2031[4,6,8]	$988,875
3,000,000	Series 2019-1A, Class D, 5.802% (3-Month USD Libor+400 basis points), 7/22/2032[4,6,8]	2,144,986
500,000	Series 2019-2A, Class E, 8.732% (3-Month USD Libor+694 basis points), 1/22/2033[4,6,8]	308,967
	Total Asset-Backed Securities
	(Cost $240,591,230)	212,432,675
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.6%
2,000,000	280 Park Avenue Mortgage Trust Series 2017-280P, Class B, 1.785% (1-Month USD Libor+108 basis points), 9/15/2034[4,6,8]	1,872,880
	BBCMS Mortgage Trust
3,300,000	Series 2019-BWAY, Class A, 1.661% (1-Month USD Libor+95.6 basis points), 11/25/2034[4,8]	3,095,819
2,000,000	Series 2017-DELC, Class A, 1.555% (1-Month USD Libor+85 basis points), 8/15/2036[4,8]	1,688,730
1,875,000	Series 2018-TALL, Class A, 1.427% (1-Month USD Libor+72.2 basis points), 3/15/2037[4,8]	1,772,325
1,000,000	Series 2018-TALL, Class B, 1.676% (1-Month USD Libor+97.1 basis points), 3/15/2037[4,8]	899,856
650,000	BF Mortgage Trust Series 2019-NYT, Class A, 1.905% (1-Month USD Libor+120 basis points), 12/15/2035[4,8]	623,763
2,770,662	BX Commercial Mortgage Trust Series 2019-XL, Class B, 1.785% (1-Month USD Libor+108 basis points), 10/15/2036[4,8]	2,646,439
	CHC Commercial Mortgage Trust
5,625,000	Series 2019-CHC, Class A, 1.825% (1-Month USD Libor+112 basis points), 6/15/2034[4,8]	5,342,889
3,825,000	Series 2019-CHC, Class D, 2.755% (1-Month USD Libor+205 basis points), 6/15/2034[4,8]	3,756,640
	Citigroup Commercial Mortgage Trust
1,200,000	Series 2018-TBR, Class A, 1.535% (1-Month USD Libor+83 basis points), 12/15/2036[4,6,8]	979,036
2,000,000	Series 2019-SST2, Class A, 1.625% (1-Month USD Libor+92 basis points), 12/15/2036[4,6,8]	1,942,986
750,000	Series 2018-TBR, Class B, 1.855% (1-Month USD Libor+115 basis points), 12/15/2036[4,6,8]	611,347
	CORE Mortgage Trust
1,485,000	Series 2019-CORE, Class A, 1.585% (1-Month USD Libor+88 basis points), 12/15/2031[4,8]	1,301,482

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,100,000	Series 2019-CORE, Class B, 1.805% (1-Month USD Libor+110 basis points), 12/15/2031[4,8]	$942,826
	Credit Suisse Mortgage Capital Certificates
2,050,000	Series 2019-ICE4, Class A, 1.685% (1-Month USD Libor+98 basis points), 5/15/2036[4,8]	1,959,583
1,880,000	Series 2019-ICE4, Class B, 1.935% (1-Month USD Libor+123 basis points), 5/15/2036[4,8]	1,776,284
134,063	CSMC Trust Series 2014-OAK1, Class 2A4, 3.000%, 11/25/2044[6,8,9]	134,340
861,356	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 2.167%, 5/28/2035[6,9]	756,343
175,720	FDIC Guaranteed Notes Trust Series 2010-S2, Class 2A, 2.570%, 7/29/2047[6,8]	177,539
1,900,000	J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class AFL, 2.327% (1-Month USD Libor+95 basis points), 7/5/2033[4,6,8]	1,796,013
64,281	Mellon Residential Funding Series 1999-TBC3, Class A2, 2.612%, 10/20/2029[6,9]	57,705
500,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class B, 3.718%, 12/10/2045[6,8,9]	496,696
	Total Commercial Mortgage-Backed Securities
	(Cost $37,038,523)	34,631,521
	CORPORATE — 28.0%
	COMMUNICATIONS — 2.2%
3,000,000	AT&T, Inc. 1.964% (3-Month USD Libor+118 basis points), 6/12/2024[4]	2,787,915
3,080,000	Cisco Systems, Inc. 3.500%, 6/15/2025	3,397,459
245,000	Fox Corp. 3.050%, 4/7/2025[6]	244,618
2,030,000	Interpublic Group of Cos., Inc. 3.500%, 10/1/2020	1,999,345
3,000,000	Time Warner Cable LLC 4.125%, 2/15/2021[6]	3,009,513
		11,438,850
	CONSUMER, CYCLICAL — 3.7%
805,000	American Builders & Contractors Supply Co., Inc. 4.000%, 1/15/2028[6,8]	737,018
2,990,000	American Honda Finance Corp. 2.091% (3-Month USD Libor+35 basis points), 11/5/2021[4]	2,856,108
	BMW U.S. Capital LLC
1,500,000	2.207% (3-Month USD Libor+50 basis points), 8/13/2021[4,8]	1,442,412

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$950,000	3.150%, 4/18/2024[6,8]	$943,970
700,000	Daimler Finance North America LLC 2.550%, 8/15/2022[8]	672,037
134,000	Dollar Tree, Inc. 2.536% (3-Month USD Libor+70 basis points), 4/17/2020[4,6]	133,972
580,000	Hyundai Capital America 2.812% (3-Month USD Libor+94 basis points), 7/8/2021[4,8]	561,246
1,321,000	Las Vegas Sands Corp. 3.200%, 8/8/2024[6]	1,191,800
1,400,000	Lennar Corp. 6.625%, 5/1/2020	1,410,378
2,375,000	Lowe's Cos., Inc. 3.120%, 4/15/2022[6]	2,358,185
2,500,000	McDonald's Corp. 2.125%, 3/1/2030[6]	2,344,643
	Nissan Motor Acceptance Corp.
650,000	2.238% (3-Month USD Libor+39 basis points), 7/13/2020[4,8]	647,130
675,000	1.825% (3-Month USD Libor+63 basis points), 9/21/2021[4,8]	656,866
245,000	Target Corp. 2.250%, 4/15/2025[6]	248,907
	Volkswagen Group of America Finance LLC
2,340,000	3.875%, 11/13/2020[8]	2,332,718
200,000	2.064% (3-Month USD Libor+86 basis points), 9/24/2021[4,8]	183,218
545,000	2.700%, 9/26/2022[8]	527,665
		19,248,273
	CONSUMER, NON-CYCLICAL — 6.5%
	AbbVie, Inc.
1,260,000	2.150%, 11/19/2021[8]	1,255,860
1,260,000	2.300%, 11/21/2022[8]	1,260,603
2,675,000	Amgen, Inc. 2.125%, 5/1/2020[6]	2,673,414
2,175,000	Anthem, Inc. 4.350%, 8/15/2020	2,190,523
2,240,000	Archer-Daniels-Midland Co. 2.500%, 8/11/2026[6]	2,264,161
2,500,000	Avery Dennison Corp. 2.650%, 4/30/2030[6]	2,342,090
1,418,000	Cardinal Health, Inc. 4.625%, 12/15/2020	1,431,454
250,000	Cigna Corp. 3.200%, 9/17/2020	250,381

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$2,000,000	Conagra Brands, Inc. 2.378% (3-Month USD Libor+50 basis points), 10/9/2020[4]	$1,973,738
535,000	CVS Health Corp. 2.800%, 7/20/2020[6]	535,123
3,050,000	Eli Lilly & Co. 2.750%, 6/1/2025[6]	3,157,869
2,625,000	GlaxoSmithKline Capital PLC 3.125%, 5/14/2021[5]	2,661,527
2,375,000	HCA, Inc. 4.750%, 5/1/2023	2,436,121
2,500,000	JM Smucker Co. 2.375%, 3/15/2030[6]	2,319,355
495,000	McKesson Corp. 3.650%, 11/30/2020	498,635
3,250,000	PayPal Holdings, Inc. 2.200%, 9/26/2022	3,238,410
340,000	Sysco Corp. 2.600%, 6/12/2022	327,418
450,000	UnitedHealth Group, Inc. 1.001% (3-Month USD Libor+26 basis points), 6/15/2021[4]	446,535
2,450,000	Zimmer Biomet Holdings, Inc. 3.550%, 4/1/2025[6]	2,470,756
		33,733,973
	ENERGY — 3.5%
1,475,000	BP Capital Markets America, Inc. 4.742%, 3/11/2021	1,496,772
3,120,000	Energy Transfer Operating LP 2.900%, 5/15/2025[6]	2,643,613
1,600,000	Enterprise Products Operating LLC 2.800%, 1/31/2030[6]	1,463,013
2,375,000	Kinder Morgan Energy Partners LP 4.300%, 5/1/2024[6]	2,378,083
186,000	Marathon Petroleum Corp. 5.125%, 3/1/2021	180,393
	Occidental Petroleum Corp.
2,029,000	4.100%, 2/1/2021[6]	1,717,141
445,000	2.600%, 8/13/2021	356,357
210,000	2.957% (3-Month USD Libor+125 basis points), 8/13/2021[4,6]	157,557
2,530,000	2.700%, 8/15/2022	1,804,980
475,000	2.900%, 8/15/2024[6]	259,353

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
$923,000	Plains All American Pipeline LP / PAA Finance Corp. 3.850%, 10/15/2023[6]	$813,932
2,775,000	Schlumberger Finance Canada Ltd. 2.200%, 11/20/2020[5,8]	2,739,188
350,000	Spectra Energy Partners LP 2.014% (3-Month USD Libor+70 basis points), 6/5/2020[4]	346,276
3,000,000	Western Midstream Operating LP 2.698% (3-Month USD Libor+85 basis points), 1/13/2023[4]	1,583,091
		17,939,749
	FINANCIAL — 3.6%
958,000	AIG Global Funding 1.676% (3-Month USD Libor+46 basis points), 6/25/2021[4,8]	949,360
	Aircastle Ltd.
500,000	7.625%, 4/15/2020[5]	499,882
575,000	5.125%, 3/15/2021[5]	570,937
2,478,000	5.500%, 2/15/2022[5]	2,257,674
245,000	American Express Co. 3.000%, 2/22/2021[6]	246,696
2,095,000	Avolon Holdings Funding Ltd. 3.625%, 5/1/2022[5,6,8]	1,859,400
250,000	Bank of America Corp. 2.738% (3-Month USD Libor+37 basis points), 1/23/2022[6,9]	249,787
800,000	Capital One Financial Corp. 2.500%, 5/12/2020[6]	799,674
3,250,000	Goldman Sachs Group, Inc. 3.213% (3-Month USD Libor+160 basis points), 11/29/2023[4]	3,177,320
	JPMorgan Chase & Co.
1,750,000	2.980% (3-Month USD Libor+120.5 basis points), 10/29/2020[4,6]	1,752,643
250,000	2.550%, 3/1/2021[6]	250,670
2,359,000	Morgan Stanley 2.800%, 6/16/2020	2,358,757
915,000	New York Life Global Funding 1.416% (3-Month USD Libor+52 basis points), 6/10/2022[4,8]	887,569
100,000	SBA Tower Trust 3.156%, 10/10/2045[6,8]	99,869
510,000	Toronto-Dominion Bank 1.103% (3-Month USD Libor+26 basis points), 9/17/2020[4,5]	506,683
2,000,000	Truist Bank 1.800% (3-Month USD Libor+22 basis points), 6/1/2020[4,6]	1,993,954

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
$495,000	Visa, Inc. 1.900%, 4/15/2027[6]	$493,604
		18,954,479
	INDUSTRIAL — 2.5%
2,500,000	Carrier Global Corp. 2.722%, 2/15/2030[6,8]	2,314,955
	Caterpillar Financial Services Corp.
580,000	1.872% (3-Month USD Libor+18 basis points), 5/15/2020[4]	578,537
575,000	1.279% (3-Month USD Libor+28 basis points), 9/7/2021[4]	553,887
2,425,000	CNH Industrial Capital LLC 3.875%, 10/15/2021	2,414,585
1,950,000	CRH America, Inc. 5.750%, 1/15/2021	2,005,557
2,000,000	Textron, Inc. 2.284% (3-Month USD Libor+55 basis points), 11/10/2020[4,6]	2,000,102
2,000,000	Vulcan Materials Co. 2.230% (3-Month USD Libor+65 basis points), 3/1/2021[4]	1,924,004
1,375,000	Westinghouse Air Brake Technologies Corp. 2.041% (3-Month USD Libor+130 basis points), 9/15/2021[4,6]	1,335,033
		13,126,660
	TECHNOLOGY — 3.5%
3,200,000	Apple, Inc. 2.400%, 5/3/2023	3,332,486
415,000	Dell International LLC / EMC Corp. 4.900%, 10/1/2026[6,8]	414,299
976,000	EMC Corp. 2.650%, 6/1/2020	974,097
2,850,000	Fiserv, Inc. 2.700%, 6/1/2020[6]	2,841,216
	Hewlett Packard Enterprise Co.
255,000	2.620% (3-Month USD Libor+72 basis points), 10/5/2021[4,6]	240,186
2,215,000	2.250%, 4/1/2023[6]	2,167,123
891,000	IBM Credit LLC 1.800%, 1/20/2021	886,555
1,500,000	International Business Machines Corp. 2.107% (3-Month USD Libor+40 basis points), 5/13/2021[4]	1,487,709
1,500,000	Marvell Technology Group Ltd. 4.200%, 6/22/2023[5,6]	1,536,130
	Oracle Corp.
3,050,000	2.500%, 10/15/2022	3,123,401
245,000	2.500%, 4/1/2025[6]	250,402

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
$245,000	2.800%, 4/1/2027[6]	$250,121
695,000	QUALCOMM, Inc. 2.900%, 5/20/2024[6]	718,522
		18,222,247
	UTILITIES — 2.5%
2,500,000	American Electric Power Co., Inc. 2.300%, 3/1/2030[6]	2,347,753
500,000	Berkshire Hathaway Energy Co. 2.375%, 1/15/2021	501,467
1,273,000	Commonwealth Edison Co. 2.550%, 6/15/2026[6]	1,261,152
1,775,000	Consolidated Edison Co. of New York, Inc. 1.616% (3-Month USD Libor+40 basis points), 6/25/2021[4]	1,723,830
	Dominion Energy, Inc.
2,675,000	2.579%, 7/1/2020	2,671,934
2,880,000	2.715%, 8/15/2021[10]	2,843,228
200,000	DPL, Inc. 4.350%, 4/15/2029[6,8]	190,976
245,000	Exelon Corp. 4.050%, 4/15/2030[6]	243,139
1,345,000	NextEra Energy Capital Holdings, Inc. 2.403%, 9/1/2021	1,343,708
		13,127,187
	Total Corporate
	(Cost $152,546,126)	145,791,418
	U.S. GOVERNMENT — 10.5%
	United States Treasury Bill
9,500,000	1.513%, 4/23/2020	9,499,829
13,950,000	1.350%, 4/28/2020	13,949,665
20,000,000	0.512%, 5/5/2020	19,998,840
11,500,000	1.559%, 5/14/2020	11,498,643
	Total U.S. Government
	(Cost $54,896,687)	54,946,977
	Total Bonds
	(Cost $485,072,566)	447,802,591

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 3.9%
4,749,464	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.26%[11]	$4,749,464
15,766,041	Federated Treasury Obligations Fund - Institutional Class, 0.31%[11]	15,766,041
	Total Short-Term Investments
	(Cost $20,515,505)	20,515,505
	TOTAL INVESTMENTS — 99.9%
	(Cost $565,717,536)	520,752,757
	Other Assets in Excess of Liabilities — 0.1%	363,729
	TOTAL NET ASSETS — 100.0%	$521,116,486

Principal Amount
	SECURITIES SOLD SHORT — (6.0)%
	BONDS — (6.0)%
	U.S. GOVERNMENT — (6.0)%
	United States Treasury Note
$(1,900,000)	1.500%, 8/15/2022	(1,958,075)
(10,239,000)	1.250%, 8/31/2024	(10,646,164)
(5,400,000)	1.125%, 2/28/2025	(5,602,500)
(3,059,100)	1.625%, 8/15/2029	(3,322,351)
(9,183,000)	1.500%, 2/15/2030	(9,900,964)
	Total U.S. Government
	(Proceeds $30,211,642)	(31,430,054)
	Total Bonds
	(Proceeds $30,211,642)	(31,430,054)
	Total Securities Sold Short
	(Proceeds $30,211,642)	(31,430,054)

[1]	All or a portion of the loan is unfunded.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Denotes investments purchased on a when-issued or delayed delivery basis.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Callable.
[7]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 1.10% of Net Assets. The total value of these securities is $5,565,157.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $210,397,575 which represents 40.40% of Net Assets.
[9]	Variable rate security.
[10]	Step rate security.
[11]	The rate is the annualized seven-day yield at period end.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (S&P)	Pay/(b) Receive Fixed Rate	Fixed Rate/ Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Morgan Stanley
The Boeing Company	BBB	Receive	1%/Quarterly	12/20/24	$500,000	$(68,647)	$695	$(67,952)
J.P. Morgan
Markit CDX NA High Yield CDSI Series 33 Index	B+	Receive	5%/Quarterly	12/20/24	5,000,000	648,861	31,973	680,834
Markit CDX NA Investment Grade CDSI Series 33 Index	BBB+	Receive	1%/Quarterly	12/20/24	15,000,000	(345,868)	(236,013)	(581,881)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$234,346	$(203,345)	$31,001

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at March 31, 2020.
(b)

If Palmer Square Income Plus Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Income Plus Fund is receiving a fixed rate, Palmer Square Income Plus Fund acts as guarantor of the variable instrument.